Cover	Aug. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2025
Entity File Number	001-36745
Entity Registrant Name	Applied DNA Sciences, Inc.
Entity Central Index Key	0000744452
Entity Tax Identification Number	59-2262718
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	50 Health Sciences Drive
Entity Address, City or Town	Stony Brook
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11790
City Area Code	631
Local Phone Number	240-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	APDN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false